Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of deposits
Noninterest-bearing deposits	$ 109,964	$ 95,691
NOW account deposits	223,736	208,975
Money Market deposits	39,255	34,484
Passbook account deposits	173,343	153,644
Time deposits	631,759	663,616
Total	$ 1,178,057	$ 1,156,410
Percentage of noninterest-bearing deposits	9.30%	8.30%
Percentage of NOW account deposits	19.00%	18.10%
Percentage of Money Market deposits	3.30%	3.00%
Percentage of Passbook account deposits	14.70%	13.30%
Percentage of Time deposits	53.70%	57.30%
Percentage of deposits, total	100.00%	100.00%